Financial Instruments and Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2013
Financial Instruments and Fair Value Disclosures [Abstract]
Derivative Instruments - Balance Sheet Location
		December 31, 2012	June 30, 2013
	Balance Sheet Location	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current assets – Interest rate swaps	$-	$(196,991)
Interest rate swaps	Current liabilities – Interest rate swaps	297,908	311,718
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	375,166	-
	Subtotal	$673,074	$114,727

Derivatives not designated as hedging instruments
Interest rate swaps	Current liabilities – Interest rate swaps	$887,811	$1,371,406
Interest rate swaps	Long-Term Liabilities – Interest rate swaps	992,411	-
	Subtotal	$1,880,222	$1,371,406

Total derivatives		$2,553,296	$1,486,133

Effect of Derivative Instruments designated as hedging instruments (Recognised in Accumulated Other Comprehensive Income / (Loss) - Effective Portion)	Gain / (Loss) Recognized in Accumulated Other Comprehensive Income / (Loss) – Effective Portion
	Six Months Ended June 30,
	2012	2013
Interest rate swaps	$ (440,917)	$403,710
Total	$ (440,917)	$403,710

Effect of Derivative Instruments designated as hedging instruments (Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)

Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) – Effective Portion

		Six Months Ended June 30,
	Location	2012	2013
Interest rate swaps – Realized Loss	Interest and finance costs	$(36,118)	$(154,637)
Total		$(36,118)	$(154,637)

Effect of Derivative Instruments not designated as hedging instruments
		Six Months Ended June 30,
	Location of Gain / (Loss) Recognized	2012	2013
Interest rate swaps – Fair value	(Loss) / gain on derivatives, net	$891,635	$508,816
Interest rate swaps – Realized Loss	(Loss) / gain on derivatives, net	(1,373,225)	(488,690)
Net loss on derivatives		$(481,590)	$20,126

Summuary of Valuation of Interest Rate Swaps
Financial Instruments	Significant Other Observable Inputs (Level 2)
	December 31, 2012	June 30, 2013
Interest rate swaps – asset	$-	$(196,991)
Interest rate swaps – liability	2,553,296	1,683,124
Total	$2,553,296	$1,486,133

Available For Sale Securites Summary Of Valuation
Financial Assets	Quoted Prices in Active Markets (Level 1)
	December 31, 2012	June 30, 2013
KLC Shares – Marketable Securities	$567,288	$3,669,672